Other Finance Expenses	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

A reconciliation of total interest cost to interest expense as reported in the consolidated and combined carve-out statements of operations for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Interest cost capitalized	$—	$—	$—
Interest expense	17,451	15,271	10,773

Total interest cost	$17,451	$15,271	$10,773

(b) Other Finance Expense

The following table presents the other finance expense for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014	2013
Bank fees, charges and external guarantee costs	$504	$1,221	$1,414
Related party guarantee commissions (Note 18)	—	—	634
Related party financing service fee (Note 18)	—	50	—

Total other finance expense	$504	$1,271	$2,048